Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future aggregate minimum lease payments under non-cancellable operating leases as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$5,087
2014	4,515
2015	3,751
2016	3,603
2017	3,222
Thereafter	5,073